LICENSE AGREEMENTS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Sothema Laboratories Agreement [Member]
Revenue from sales of products	$ 2,563	$ 6,487	$ 11,563	$ 56,487
Orimed Pharma Agreement [Member]
Revenue from sales of products	$ 7,483	$ 49,376	$ 63,586	$ 49,376